Bank Borrowings - Schedule of Maturities of Bank Borrowings (Details)	Jun. 30, 2018 HKD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2017 HKD ($)	Dec. 31, 2017 USD ($)
Bank Borrowings
Not later than 1 year				$ 30,000,000
Between 2 to 3 years		$ 26,923,000
Bank borrowings		26,923,000		30,000,000
Unutilized bank borrowing facilities	$ 736,000,000	$ 94,359,000	$ 946,000,000	$ 121,282,000